Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Prudential Investment Portfolios 2
Entity Central Index Key	0001099692
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
PGIM JENNISON SMALL-CAP CORE EQUITY FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Small-Cap Core Equity Fund
Class Name	Class R6
Trading Symbol	PQJCX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Jennison Small-Cap Core Equity Fund
(the “Fund”) for the period of August 1, 2024 to January 31, 2025.

Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Small-Cap Core Equity Fund—Class R6	$50	0.95%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%
Net Assets	$ 10,029,289
Holdings Count | Holdings	123
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 10,029,289
Number of fund holdings	123
Portfolio turnover rate for the period	30%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE
FUND’S
HOLDINGS AS OF 1/31/2025?

Industry Classification	% of Net Assets
Banks	9.5%
Software	8.2%
Biotechnology	5.5%
Semiconductors & Semiconductor Equipment	5.2%
Affiliated Mutual Fund - Short-Term Investment (0.5% represents investments purchased with collateral from securities on loan)	4.9%
Machinery	4.8%
Commercial Services & Supplies	4.6%
Financial Services	3.5%
Pharmaceuticals	3.3%
Hotels, Restaurants & Leisure	2.7%
Food Products	2.6%
Professional Services	2.5%
Capital Markets	2.4%
Specialty Retail	2.4%
Health Care Providers & Services	2.4%
IT Services	2.4%
Oil, Gas & Consumable Fuels	2.4%
Residential REITs	2.3%
Construction & Engineering	2.3%
Health Care Equipment & Supplies	2.2%
Insurance	2.2%
Metals & Mining	1.9%
Trading Companies & Distributors	1.7%
Industry Classification	% of Net Assets
Chemicals	1.7%
Energy Equipment & Services	1.6%
Textiles, Apparel & Luxury Goods	1.6%
Building Products	1.3%
Gas Utilities	1.2%
Consumer Staples Distribution & Retail	1.2%
Marine Transportation	1.2%
Mortgage Real Estate Investment Trusts (REITs)	1.0%
Automobile Components	1.0%
Household Durables	0.9%
Retail REITs	0.9%
Industrial REITs	0.9%
Diversified Telecommunication Services	0.8%
Office REITs	0.8%
Specialized REITs	0.7%
Hotel & Resort REITs	0.6%
Electronic Equipment, Instruments & Components	0.6%
Personal Care Products	0.5%
Others*	1.1%
101.5%
Liabilities in excess of other assets	(1.5)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM CORE CONSERVATIVE BOND FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Core Conservative Bond Fund
Class Name	Class R6
Trading Symbol	PQCNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R6 shares of PGIM Core Conservative Bond Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Core Conservative Bond Fund—Class R6	$10	0.19%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%
Net Assets	$ 57,075,834
Holdings Count | Holdings	593
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 57,075,834
Number of fund holdings	593
Portfolio turnover rate for the period	51%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Credit Quality expressed as a percentage of total investments as of 1/31/2025 (%)
AAA	69.8
AA	4.9
A	10.1
BBB	15.0
Cash/Cash Equivalents	0.2
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM TIPS FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM TIPS Fund
Class Name	Class R6
Trading Symbol	PQTSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R6 shares of PGIM TIPS Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM TIPS Fund—Class R6	$17	0.33%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%
Net Assets	$ 61,830,907
Holdings Count | Holdings	37
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 61,830,907
Number of fund holdings	37
Portfolio turnover rate for the period	31%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Credit Quality expressed as a percentage of total investments as of 1/31/2025 (%)
AAA	99.9
Cash/Cash Equivalents	0.1
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS Z
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Commodity Strategies Fund
Class Name	Class Z
Trading Symbol	PQCZX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class Z shares of PGIM Quant Solutions Commodity Strategies
Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.

Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Commodity Strategies Fund—Class Z	$37	0.70%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70%
Net Assets	$ 44,020,382
Holdings Count | Holdings	31
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 44,020,382
Number of fund holdings	31
Portfolio turnover rate for the period	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
U.S. Treasury Obligations	84.3%
Affiliated Mutual Fund - Short-Term Investment	15.7%
100.0%
Liabilities in excess of other assets*	(0.0)%**
100.0%

Commodity Futures Contracts outstanding at January 31, 2025
(1),(2)

Commodity Futures Contracts: Long Positions	% of Net Assets
Gold 100 OZ	13.4%
WTI Crude	8.1%
Natural Gas	7.6%
Brent Crude	7.5%
Corn	6.0%
Copper	5.8%
Silver	5.5%
Soybean	5.4%
LME PRI Aluminum	5.2%
Soybean Oil	4.3%
Soybean Meal	3.4%
LME Zinc	3.2%
Cotton No. 2	3.2%
Commodity Futures Contracts: Long Positions	% of Net Assets
NY Harbor ULSD	3.2%
LME Nickel	2.9%
Gasoline RBOB	2.8%
Low Sulphur Gas Oil	2.7%
Coffee 'C'	2.6%
Live Cattle	2.4%
Lean Hogs	2.4%
Sugar No. 11	1.9%
Hard Red Winter Wheat	1.8%
Wheat	1.3%
LME Lead	0.9%
103.5%

Commodity Futures Contracts: Short Positions	% of Net Assets
LME Nickel	(0.6)%
LME PRI Aluminum	(1.3)%
LME Zinc	(3.1)%
(5.0)%

*	Includes unsettled variation margin receivable (payable) for Commodity Futures contracts outstanding, as reported in the Fund's consolidated statutory financial statements.
**	Less than 0.05%
1	Represents positions held in the PGIM QMA Commodity Strategies Subsidiary, Ltd., the Fund’s wholly-owned Cayman Islands Subsidiary.
2	Represents the current notional amount of the commodity future contracts (USD) as a percentage of net assets as of January 31, 2025.

PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Commodity Strategies Fund
Class Name	Class R6
Trading Symbol	PQCMX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Quant Solutions Commodity Strategies
Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.

Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Commodity Strategies Fund—Class R6	$37	0.70%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70%
Net Assets	$ 44,020,382
Holdings Count | Holdings	31
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 44,020,382
Number of fund holdings	31
Portfolio turnover rate for the period	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
U.S. Treasury Obligations	84.3%
Affiliated Mutual Fund - Short-Term Investment	15.7%
100.0%
Liabilities in excess of other assets*	(0.0)%**
100.0%

Commodity Futures Contracts outstanding at January 31, 2025
(1),(2)

Commodity Futures Contracts: Long Positions	% of Net Assets
Gold 100 OZ	13.4%
WTI Crude	8.1%
Natural Gas	7.6%
Brent Crude	7.5%
Corn	6.0%
Copper	5.8%
Silver	5.5%
Soybean	5.4%
LME PRI Aluminum	5.2%
Soybean Oil	4.3%
Soybean Meal	3.4%
LME Zinc	3.2%
Cotton No. 2	3.2%
Commodity Futures Contracts: Long Positions	% of Net Assets
NY Harbor ULSD	3.2%
LME Nickel	2.9%
Gasoline RBOB	2.8%
Low Sulphur Gas Oil	2.7%
Coffee 'C'	2.6%
Live Cattle	2.4%
Lean Hogs	2.4%
Sugar No. 11	1.9%
Hard Red Winter Wheat	1.8%
Wheat	1.3%
LME Lead	0.9%
103.5%

Commodity Futures Contracts: Short Positions	% of Net Assets
LME Nickel	(0.6)%
LME PRI Aluminum	(1.3)%
LME Zinc	(3.1)%
(5.0)%

*	Includes unsettled variation margin receivable (payable) for Commodity Futures contracts outstanding, as reported in the Fund's consolidated statutory financial statements.
**	Less than 0.05%
1	Represents positions held in the PGIM QMA Commodity Strategies Subsidiary, Ltd., the Fund’s wholly-owned Cayman Islands Subsidiary.
2	Represents the current notional amount of the commodity future contracts (USD) as a percentage of net assets as of January 31, 2025.

PGIM QUANT SOLUTIONS MID-CAP INDEX FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Mid-Cap Index Fund
Class Name	Class R6
Trading Symbol	PQCCX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Quant Solutions Mid-Cap Index Fund (the
“Fund”) for the period of August 1, 2024 to January 31, 2025.

Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Mid-Cap Index Fund—Class R6	$10	0.19%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%
Net Assets	$ 12,297,140
Holdings Count | Holdings	403
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 12,297,140
Number of fund holdings	403
Portfolio turnover rate for the period	24%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S
HOLDINGS
AS OF 1/31/2025?

Industry Classification	% of Net Assets
Banks	6.7%
Machinery	5.0%
Specialty Retail	4.6%
Insurance	4.3%
Software	4.0%
Capital Markets	3.8%
Oil, Gas & Consumable Fuels	3.8%
Hotels, Restaurants & Leisure	3.1%
Electronic Equipment, Instruments & Components	3.0%
Unaffiliated Exchange-Traded Funds	3.0%
Consumer Staples Distribution & Retail	2.7%
Biotechnology	2.6%
Building Products	2.6%
Construction & Engineering	2.4%
Professional Services	2.4%
Life Sciences Tools & Services	2.3%
Semiconductors & Semiconductor Equipment	2.2%
Metals & Mining	2.0%
Health Care Providers & Services	2.0%
Chemicals	1.9%
Financial Services	1.9%
Trading Companies & Distributors	1.8%
Household Durables	1.7%
Ground Transportation	1.7%
Health Care Equipment & Supplies	1.6%
Commercial Services & Supplies	1.6%
Containers & Packaging	1.5%
Specialized REITs	1.5%
Electrical Equipment	1.5%
Diversified Consumer Services	1.3%
Industry Classification	% of Net Assets
Aerospace & Defense	1.3%
Industrial REITs	1.0%
Gas Utilities	1.0%
Textiles, Apparel & Luxury Goods	0.9%
Food Products	0.9%
Retail REITs	0.9%
Residential REITs	0.9%
Electric Utilities	0.9%
Automobile Components	0.7%
Technology Hardware, Storage & Peripherals	0.7%
Consumer Finance	0.7%
Health Care REITs	0.6%
Office REITs	0.6%
Energy Equipment & Services	0.6%
Communications Equipment	0.6%
Personal Care Products	0.6%
Mortgage Real Estate Investment Trusts (REITs)	0.6%
Leisure Products	0.5%
Entertainment	0.5%
Construction Materials	0.5%
Beverages	0.5%
Affiliated Mutual Fund - Short-Term Investment	0.3%
Others*	5.1%
101.4%
Liabilities in excess of other assets	(1.4)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets